Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue from streams	$ 75,002	$ 49,099	$ 138,495	$ 88,602
Revenues from royalties	19,085	14,482	37,837	31,135
Revenue from contracts with customers	94,087	63,581	176,332	119,737
Revenue - other	0	0	0	1,372
Total revenues	$ 94,087	$ 63,581	$ 176,332	$ 121,109
One Financial Institution
Revenue
Percentage of Company's revenue	79.00%	81.00%	82.00%	82.00%
Cerro Lindo
Revenue
Revenue from streams	$ 24,205	$ 20,071	$ 38,708	$ 33,699
Northparkes
Revenue
Revenue from streams	31,419	15,479	56,966	28,488
Buritica
Revenue
Revenue from streams	3,577	3,402	7,169	5,417
Impala Bafokeng
Revenue
Revenue from streams	4,587	3,284	9,346	6,465
Auramet
Revenue
Revenue from streams	4,213	2,930	7,848	5,538
ATO
Revenue
Revenue from streams	0	2,931	2,690	5,780
Bonikro
Revenue
Revenue from streams	2,813	0	6,448	0
Agbaou
Revenue
Revenue from streams	1,802	0	4,950	0
Revenues from royalties	1,399	928	3,052	1,607
La Colorada
Revenue
Revenue from streams	1,269	1,002	3,147	2,139
Other
Revenue
Revenue from streams	1,117	0	1,223	1,076
Revenues from royalties	2,322	2,642	4,906	4,898
Beta Hunt
Revenue
Revenues from royalties	4,760	3,376	9,402	5,889
Fosterville
Revenue
Revenues from royalties	2,532	2,107	5,494	4,283
Camino Rojo
Revenue
Revenues from royalties	2,089	1,434	4,042	2,791
Kensington
Revenue
Revenues from royalties	914	562	1,831	5,168
Young-Davidson
Revenue
Revenues from royalties	2,136	1,582	3,835	2,931
Florida Canyon
Revenue
Revenues from royalties	1,798	1,283	3,337	2,211
Stawell
Revenue
Revenues from royalties	$ 1,135	$ 568	$ 1,938	$ 1,357